FINANCIAL INSTRUMENTS - Categories of Financial Instruments (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,576,078.1	$ 2,942,675.9
Financial liabilities	1,977,794.9	1,963,763.8
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,083.9	466.5
FVTPL | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,083.9	466.5
Hedging financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.8	0.0
Amortized cost (Note 3) | Amortized cost (Note 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,974,710.2	1,963,297.3
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,132.3	15,407.5
FVTPL | Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,132.3	15,407.5
FVTOCI (Note 1) | Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	192,185.0	205,938.1
Hedging financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	11.0
Amortized cost (Note 2) | Financial assets at amortized costs
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,368,760.8	$ 2,721,319.3